Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 8,247,407,098	$ 7,859,328,486
Notes receivable from participants	177,241,098	$ 159,639,599
EBP, Asset Held for Investment	$ 8,424,648,196
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund (Class R-6)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name [Extensible Enumeration]	American Funds EuroPacific Growth Fund (Class R-6) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of Units/Shares	1,209,364
Current Value	$ 73,263,277
Investment, Identifier [Axis]: Baird Aggregate Bond Fund (Institutional Shares)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name [Extensible Enumeration]	Baird Aggregate Bond Fund (Institutional Shares) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of Units/Shares	4,666,543
Current Value	$ 46,385,434
Investment, Identifier [Axis]: Dimensional Fund Advisors U.S. Small Cap Portfolio (I) Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors U.S. Small Cap Portfolio (I) Fund [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of Units/Shares	1,265,500
Current Value	$ 66,160,317
Investment, Identifier [Axis]: Invesco Stable Value Trust Fund (Class B1)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name [Extensible Enumeration]	Invesco Stable Value Trust Fund (Class B1) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	50,876,720
Current Value	$ 138,640,640
Investment, Identifier [Axis]: Publix Stock Fund Common stock of Publix Super Markets, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	Common stock of Publix Super Markets, Inc. [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Publix Stock
Number of Units/Shares	279,232,032
Current Value	$ 5,486,909,421
Investment, Identifier [Axis]: Publix Stock Fund State Street Institutional U.S. Government Money Market Fund (Premier Class)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Institutional U.S. Government Money Market Fund (Premier Class) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Number of Units/Shares	2,493,892
Current Value	$ 45,273,261
Investment, Identifier [Axis]: State Street S&P 500 Index Fund (Class II)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street S&P 500 Index Fund (Class II) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	15,626,494
Current Value	$ 476,639,305
Investment, Identifier [Axis]: State Street S&P Mid Cap Index Fund (Class XIV)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street S&P Mid Cap Index Fund (Class XIV) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	3,571,392
Current Value	$ 97,763,273
Investment, Identifier [Axis]: State Street Target Retirement 2025 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2025 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	4,920,159
Current Value	$ 55,157,752
Investment, Identifier [Axis]: State Street Target Retirement 2030 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2030 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	9,426,245
Current Value	$ 108,791,160
Investment, Identifier [Axis]: State Street Target Retirement 2035 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2035 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	10,309,977
Current Value	$ 121,437,361
Investment, Identifier [Axis]: State Street Target Retirement 2040 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2040 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	9,363,308
Current Value	$ 111,669,766
Investment, Identifier [Axis]: State Street Target Retirement 2045 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2045 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	9,334,975
Current Value	$ 112,454,575
Investment, Identifier [Axis]: State Street Target Retirement 2050 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2050 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	10,878,468
Current Value	$ 132,163,285
Investment, Identifier [Axis]: State Street Target Retirement 2055 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2055 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	11,763,735
Current Value	$ 143,488,214
Investment, Identifier [Axis]: State Street Target Retirement 2060 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2060 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	10,233,500
Current Value	$ 124,825,483
Investment, Identifier [Axis]: State Street Target Retirement 2065 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2065 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	7,368,265
Current Value	$ 89,856,511
Investment, Identifier [Axis]: State Street Target Retirement 2070 Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement 2070 Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	1,677,453
Current Value	$ 20,460,552
Investment, Identifier [Axis]: State Street Target Retirement Fund (Class I)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Party-in-Interest	true
Investment, Issuer Name [Extensible Enumeration]	State Street Target Retirement Fund (Class I) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	2,799,881
Current Value	$ 30,710,574
Investment, Identifier [Axis]: T. Rowe Price Large Cap Growth Trust Fund (Class D)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Large Cap Growth Trust Fund (Class D) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	22,759,823
Current Value	$ 622,481,160
Investment, Identifier [Axis]: T. Rowe Price U.S. Value Equity Trust Fund (Class B)
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price U.S. Value Equity Trust Fund (Class B) [Member]
Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares	2,846,131
Current Value	$ 142,875,777